Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-33373
Entity Registrant Name	CAPITAL CLEAN ENERGY CARRIERS CORP.
Entity Central Index Key	0001392326
Entity Address, Address Line One	3 Iassonos Street
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	18537